Acquisitions - Additional information (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 23, 2021	Feb. 26, 2020	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 01, 2021
Disclosure of detailed information about business combination [line items]
Promissory note				$ 166,603	$ 1,575,528
Adjustments					(1,453,832)
Business acquisition costs				539,734	19,058	$ 484,387
Gain on contingent consideration (note 4)				332,569	946,503
Earn out payment (note 4)				(2,600,536)	(377,312)
Revenue				31,046,812	31,749,693	25,096,308
Revenue from acquisitions				933,299
Net loss				(19,678,749)	(11,145,306)	(4,524,198)
Pro forma consolidated revenue if the acquisitions would have occurred on beginning of period				53,196,189
Net loss if the acquisitions would have occurred on beginning of period				18,349,208
Trade and other payables and accrued liabilities
Disclosure of detailed information about business combination [line items]
Total contingent consideration				357,323	314,845	0
Long-term contingent consideration
Disclosure of detailed information about business combination [line items]
Total contingent consideration				166,603	429,851
The Transcription Agency LLP | Minimum
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired							1.00%
The Transcription Agency LLP | Maximum
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired							99.00%
ASC
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired			100.00%
Purchase price					5,175,096
Term of promissory note payable			30 months
Contingent consideration			$ 2,038,596		2,038,596
Cash paid					3,136,500
Present value of undiscounted expected future payments			$ 2,948,083
Gain on contingent consideration (note 4)	$ 130,220
Earn out payment (note 4)	$ 1,165,770
Revenue				31,046,812
Revenue from acquisitions				933,299
Net loss				19,353,339
Loss from acquisitions				367,045
Additional Earnout Liability Payable					89,449
Reduction In Earnout Liability Payable				234,971
ASC | Long-term contingent consideration
Disclosure of detailed information about business combination [line items]
Total contingent consideration				0	1,145,677
ASC | Contingent consideration | Risk- adjusted discount rate
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs			20.60%
WordZ Xpressed Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired		100.00%
Purchase price					3,861,347
Promissory note					914,677
Contingent consideration		$ 1,671,670		150,000	1,671,670
Cash paid					1,275,000
Term of performance-based earn-out payable		36 months
Present value of undiscounted expected future payments		$ 2,175,231
Gain on contingent consideration (note 4)				202,350	946,503
Accretion expense				455,675	377,312	0
Earn out payment (note 4)				1,434,766	377,312
Total contingent consideration				523,926	744,696	$ 0
Additional Earnout Liability Payable				32,621
Reduction In Earnout Liability Payable					$ 1,035,952
WordZ Xpressed Inc | Contingent consideration | Expected cash flows
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs		16.10%
Auscript
Disclosure of detailed information about business combination [line items]
Purchase price				7,646,856
Contingent consideration				150,000
Cash paid				7,496,856
Revenue from acquisitions				618.148
Loss from acquisitions				276,729
TTA
Disclosure of detailed information about business combination [line items]
Purchase price				1,638,275
Cash paid				1,638,275
Revenue from acquisitions				315,151
Loss from acquisitions				90,316
Acquisition 2021
Disclosure of detailed information about business combination [line items]
Purchase price				9,285,131
Contingent consideration				150,000
Cash paid				$ 9,135,131